SUBSEQUENT EVENTS (Details) (Subsequent event)			0 Months Ended		0 Months Ended
	May 01, 2014 USD ($)	Apr. 15, 2014 CAD	Apr. 16, 2014 Spinco Forecast CAD	Apr. 15, 2014 Yamana CAD	Apr. 16, 2014 Osisko Forecast CAD	Apr. 16, 2014 Osisko Spinco Forecast CAD	Apr. 16, 2014 Osisko Agnico Eagle and Yamana Forecast USD ($)	Apr. 16, 2014 Osisko Agnico Eagle and Yamana Forecast CAD	Apr. 16, 2014 Osisko Yamana Forecast CAD
Subsequent Events
Payment of a quarterly cash dividend (in dollars per share)	$ 0.08
Percentage of interest acquired jointly					50.00%		100.00%	100.00%	50.00%
Total consideration								3,900,000,000
Total consideration (in dollars per share)								8.15
Cash paid for acquisition								1,000,000,000
The implied value of common shares of Agnico Eagle and Yamana to be issued to former Osisko shareholders							2,330,000,000
The implied value of common shares of Spinco to be issued to former Osisko shareholders			575,000,000
Cash received in exchange for each outstanding common share (in dollars per share)								2.09
Number of common shares received in exchange for each outstanding common share					0.07264	1			0.26471
Common share value (in dollars per share)						1.20
Common share value (in dollars per share)					2.43				2.43
Closing price (in dollars per share)		33.45		9.18
Net smelter royalty on the Canadian Malartic Mine transferred (as a percent)						5.00%
Cash transferred to Spinco						155,000,000
Net smelter royalty on Kirkland Lake assets, Hammond Reef project, Pandora and Wood-Pandora transferred (as a percent)						2.00%
Ownership percentage of acquiree shareholders					16.70%				14.40%
Percentage of vote required for approval of transaction by acquiree shareholders					66.67%
Period of right to match superior proposal to acquiree							5 days	5 days
Termination fee agreed to be paid under certain circumstances								195,000,000
Expenses to be reimbursed by acquiree under other circumstances								10,000,000